                     SUPPLEMENT DATED FEBRUARY 28, 2017 TO

             PROSPECTUS DATED APRIL 30, 2010 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

This supplement provides updates of information on the following topics:
(i) the dissolution, liquidation and termination of the State Street Core Value Equity V.I.S. Fund of the State Street Variable Insurance Series Funds, Inc. and (ii) notice that the Asset Allocation Models available under your contract will be updated effective April 21, 2017.

I. Dissolution, Liquidation and Termination of the State Street Core Value Equity V.I.S. Fund of the State Street Variable Insurance Series Funds, Inc.

The Board of Directors (the "Board") of State Street Variable Insurance Series Funds, Inc. approved the dissolution, liquidation and termination of the State Street Core Value Equity V.I.S. Fund (the "Portfolio"). It is anticipated that the Portfolio will be liquidated on or about April 28, 2017. The Portfolio is available as an investment option under your variable annuity contract.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on or about April 28, 2017 (the "Liquidation Date"). Assets held by the Separate Account that are invested in the Portfolio will be transferred at the close of trading on the NYSE on the Liquidation Date to the Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


40725NY SUPPM 2/28/17

Subaccounts


                         Subaccount Investing In                     Investment Objective
                         ---------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve the highest total
SERIES FUND, INC.        Portfolio -- Class B               return consistent with the adviser's
                                                            determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise    To seek capital growth.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         ---------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and income
                         Class II shares                    through investments in equity
                                                            securities, including common stocks,
                                                            preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         ---------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.
                         Series I shares
                         ---------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital appreciation and
                         Fund -- Class II shares s          current income.
                         ---------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.
                         Fund -- Series II shares
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I.         Seeks capital appreciation and,
SERIES FUNDS, INC.       Fund -- Class III Shares           secondarily, income.
                         ---------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment return.
                         Fund -- Class III Shares
                         ---------------------------------------------------------------------------
                         BlackRock Value Opportunities      Seeks long-term capital growth.
                         V.I. Fund -- Class III Shares
                         ---------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --     The fund seeks to provide shareholders
SERIES TRUST II          Select International Equity        with capital appreciation.
                         Fund -- Class 2
                         ---------------------------------------------------------------------------
                         Variable Portfolio -- Loomis       The fund seeks long-term growth of
                         Sayles Growth Fund -- Class 1      capital.

                         ---------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                       income.
                         ---------------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to achieve the highest total      AllianceBernstein, L.P.
return consistent with the adviser's
determination of reasonable risk.
----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
To seek capital growth.                 Invesco Advisers, Inc.


----------------------------------------------------------------------------
Seeks capital growth and income         Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Seeks both capital appreciation and     Invesco Advisers, Inc.
current income.
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
The fund pursues long-term total        American Century Investment
return using a strategy that seeks to   Management, Inc.
protect against U.S. inflation.
----------------------------------------------------------------------------
Seeks capital appreciation and,         BlackRock Advisors, LLC
secondarily, income.
----------------------------------------------------------------------------
Seeks high total investment return.     BlackRock Advisors, LLC

----------------------------------------------------------------------------
Seeks long-term capital growth.         BlackRock Advisors, LLC

----------------------------------------------------------------------------
The fund seeks to provide shareholders  Columbia Management Investment
with capital appreciation.              Advisers, LLC (subadvised by
                                        Threadneedle International Limited)
----------------------------------------------------------------------------
The fund seeks long-term growth of      Columbia Management Investment
capital.                                Advisers, LLC (subadvised by
                                        Loomis, Sayles & Company, L.P.)
----------------------------------------------------------------------------
To provide a high level of current      Eaton Vance Management
income.
----------------------------------------------------------------------------


                      Subaccount Investing In                      Investment Objective
                      ------------------------------------------------------------------------------
FEDERATED INSURANCE   Federated High Income Bond         Seeks high current income.
SERIES                Fund II -- Service Shares
                      ------------------------------------------------------------------------------
                      Federated Kaufmann Fund II --      Seeks capital appreciation.
                      Service Shares


                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP Balanced Portfolio --          Seeks income and capital growth
INSURANCE PRODUCTS    Service Class 2                    consistent with reasonable risk.
FUND











                      ------------------------------------------------------------------------------
                      VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                      Service Class 2

                      ------------------------------------------------------------------------------
                      VIP Dynamic Capital                Seeks capital appreciation.
                      Appreciation Portfolio --
                      Service Class 2
                      ------------------------------------------------------------------------------
                      VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                      Service Class 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the S&P 500(R) Index.
                      ------------------------------------------------------------------------------
                      VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                      Service Class 2

                      ------------------------------------------------------------------------------
                      VIP Growth & Income                Seeks high total return through a
                      Portfolio -- Service Class 2       combination of current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP Growth Opportunities           The fund seeks to provide capital
                      Portfolio -- Service Class 2       growth.




                      ------------------------------------------------------------------------------
                      VIP Investment Grade Bond          Seeks as high a level of current income
                      Portfolio -- Service Class 2       as is consistent with the preservation of
                                                         capital.
                      ------------------------------------------------------------------------------
                      VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                      Service Class 2

                      ------------------------------------------------------------------------------
                      VIP Value Strategies Portfolio --  Seeks capital appreciation.
                      Service Class 2

                      ------------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                      Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity
                                           Research & Analysis Company
                                           (FRAC), Fidelity Management &
                                           Research (U.K.) Inc. (FMR U.K.),
                                           Fidelity International Investment
                                           Advisors (FIIA), Fidelity
                                           International Investment Advisors
                                           (U.K.) Limited (FIIA(U.K.)L), and
                                           Fidelity Investments Japan Limited
                                           (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
         FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------


                        Subaccount Investing In                      Investment Objective
                        ------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Franklin Mutual Shares VIP         Seeks capital appreciation, with
VARIABLE INSURANCE      Fund -- Class 2 Shares             income as a secondary goal. The fund
PRODUCTS TRUST                                             normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                        ------------------------------------------------------------------------------
                        Templeton Growth VIP Fund --       Seeks long-term capital growth. Under
                        Class 2 Shares                     normal market conditions, the fund
                                                           normally invests primarily in equity
                                                           securities of companies located
                                                           anywhere in the world, including
                                                           developing markets.
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government           Maximize current income to the extent
INSURANCE TRUST         Money Market Fund --               consistent with the preservation of
                        Service Shares/1/                  capital and the maintenance of
                                                           liquidity by investing exclusively in
                                                           high quality money market
                                                           instruments.
                        ------------------------------------------------------------------------------
JANUS ASPEN SERIES      Balanced Portfolio --              Seeks long-term capital growth,
                        Service Shares                     consistent with preservation of capital
                                                           and balanced by current income.
                        ------------------------------------------------------------------------------
                        Forty Portfolio -- Service Shares  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                        ------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Total Return Series --      The fund's investment objective is to
INSURANCE TRUST         Service Class Shares               seek total return.
                        ------------------------------------------------------------------------------
                        MFS(R) Utilities Series --         The fund's investment objective is to
                        Service Class Shares               seek total return.
                        ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    Oppenheimer Capital                The Fund seeks capital appreciation.
ACCOUNT FUNDS           Appreciation Fund/VA --
                        Service Shares
                        ------------------------------------------------------------------------------
                        Oppenheimer Conservative           The Fund seeks total return.
                        Balanced Fund/VA --
                        Service Shares
                        ------------------------------------------------------------------------------
                        Oppenheimer Global Fund/VA --      The Fund seeks capital appreciation.
                        Service Shares

                        ------------------------------------------------------------------------------
                        Oppenheimer Main Street            The Fund seeks capital appreciation.
                        Fund/VA -- Service Shares

                        ------------------------------------------------------------------------------
                        Oppenheimer Main Street Small      The Fund seeks capital appreciation.
                        Cap Fund(R)/VA -- Service Shares

                        ------------------------------------------------------------------------------
PIMCO VARIABLE          All Asset Portfolio --             Seeks maximum real return, consistent
INSURANCE TRUST         Advisor Class Shares               with preservation of real capital and
                                                           prudent investment management.
                        ------------------------------------------------------------------------------
                        High Yield Portfolio --            Seeks maximum total return,
                        Administrative Class Shares        consistent with preservation of capital
                                                           and prudent investment management.
                        ------------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions, the fund
normally invests primarily in equity
securities of companies located
anywhere in the world, including
developing markets.
-----------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
         Inc.)
-----------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.
         (subadvised by OppenheimerFunds,
         Inc.)
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.
         (subadvised by OppenheimerFunds,
                                           Inc.)
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.
                                           (subadvised by OppenheimerFunds,
                                           Inc.)
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.
                                           (subadvised by OppenheimerFunds,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks maximum real return, consistent      Pacific Investment Management
with preservation of real capital and      Company LLC/Research Affiliates,
prudent investment management.             LLC
-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------

                    /1/ There can be no assurance that the Goldman Sachs Money
                        Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                              Subaccount Investing In                     Investment Objective
                              ----------------------------------------------------------------------------
                              Long-Term U.S. Government          Seeks maximum total return,
                              Portfolio -- Administrative        consistent with preservation of capital
                              Class Shares                       and prudent investment management.
                              ----------------------------------------------------------------------------
                              Low Duration Portfolio --          Seeks maximum total return,
                              Administrative Class Shares        consistent with preservation of capital
                                                                 and prudent investment management.
                              ----------------------------------------------------------------------------
                              Total Return Portfolio --          Seeks maximum total return,
                              Administrative Class Shares        consistent with preservation of capital
                                                                 and prudent investment management.
                              ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND    Jennison Portfolio --              Seeks long-term growth of capital.
                              Class II Shares

                              ----------------------------------------------------------------------------
                              Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                              Class II Shares

                              ----------------------------------------------------------------------------
                              Natural Resources Portfolio --     Seeks long-term growth of capital.
                              Class II Shares

                              ----------------------------------------------------------------------------
STATE STREET VARIABLE         Real Estate Securities V.I.S.      Seeks maximum total return through
INSURANCE SERIES FUNDS, INC.  Fund -- Class 1 Shares             current income and capital
                                                                 appreciation.
                              ----------------------------------------------------------------------------
                              Small-Cap Equity V.I.S. Fund --    Seeks long-term growth of capital.
                              Class 1 Shares





                              ----------------------------------------------------------------------------
                              Total Return V.I.S. Fund --        Seeks the highest total return,
                              Class 3 Shares                     composed of current income and
                                                                 capital appreciation, as is consistent
                                                                 with prudent investment risk.
                              ----------------------------------------------------------------------------
                              U.S. Equity V.I.S. Fund --         Seeks long-term growth of capital.
                              Class 1 Shares
                              ----------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST    Wells Fargo VT Omega Growth        The fund seeks long-term capital
                              Fund -- Class 2                    appreciation.

                              ----------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
         Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
-----------------------------------------------------------------------------
Seeks maximum total return through       SSGA Funds Management, Inc.
current income and capital               (subadvised by CenterSquare
appreciation.                            Investment Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       SSGA Funds Management, Inc.
                                         (subadvised by Palisade Capital
                                         Management, L.L.C., Champlain
                                         Investment Partners, LLC, GlobeFlex
                                         Capital, LP, Kennedy Capital
                                         Management, Inc. and SouthernSun
                                         Asset Management, Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,          SSGA Funds Management, Inc.
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       SSGA Funds Management, Inc.

-----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (subadvised by Wells Capital
                                         Management Incorporated)
-----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                        Adviser (and Sub-Adviser(s),
                       Subaccount Investing In             Investment Objective               as applicable)
                       -----------------------------------------------------------------------------------------------
AIM VARIABLE           Invesco V.I. Value             Long-term growth of capital.     Invesco Advisers, Inc.
INSURANCE FUNDS        Opportunities Fund -- Series
(INVESCO VARIABLE      II shares
INSURANCE FUNDS)
                       -----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE     BlackRock Large Cap Growth     Seeks long-term capital growth.  BlackRock Advisors, LLC
SERIES FUNDS, INC.     V.I. Fund -- Class III Shares
                       -----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable           Seeks capital appreciation.      Legg Mason Partners Fund
VARIABLE EQUITY TRUST  Aggressive Growth Portfolio                                     Advisor, LLC (subadvised by
                       -- Class II                                                     ClearBridge Investments, LLC;
                                                                                       Western Asset Management
                                                                                       Company manages the portion of
                                                                                       the fund's cash and short term
                                                                                       investments allocated to it)
                       -----------------------------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                              Subaccount Investing In              Investment Objective                as applicable)
                              --------------------------------------------------------------------------------------------------
                              ClearBridge Variable Large     Seeks long-term growth of         Legg Mason Partners Fund
                              Cap Value Portfolio -- Class I capital. Current income is a      Advisor, LLC (subadvised by
                                                             secondary objective.              ClearBridge Investments, LLC;
                                                                                               Western Asset Management
                                                                                               Company manages the portion of
                                                                                               the fund's cash and short term
                                                                                               investments allocated to it)
                              --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE               MFS(R) Investors Trust         The fund's investment objective   Massachusetts Financial Services
INSURANCE TRUST               Series --Service Class Shares  is to seek capital appreciation.  Company
                              --------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE          Oppenheimer Discovery Mid Cap  The Fund seeks capital            OFI Global Asset Management,
ACCOUNT FUNDS                 Growth Fund/VA -- Service      appreciation.                     Inc. (subadvised by
                              Shares                                                           OppenheimerFunds, Inc.)
                              --------------------------------------------------------------------------------------------------
STATE STREET VARIABLE         Income V.I.S Fund -- Class 1   Seeks maximum income              SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS, INC.  Shares                         consistent with prudent
                                                             investment management and the
                                                             preservation of capital.
                              --------------------------------------------------------------------------------------------------
                              Premier Growth Equity V.I.S    Seeks long-term growth of         SSGA Funds Management, Inc.
                              Fund -- Class 1 Shares         capital and future income rather
                                                             than current income.
                              --------------------------------------------------------------------------------------------------
                              S&P 500(R) Index V.I.S Fund/1/ Seeks growth of capital and       SSGA Funds Management, Inc.
                                                             accumulation of income that
                                                             corresponds to the investment
                                                             return of the S&P 500(R)
                                                             Composite Stock Index.
                              --------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.


The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                                Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                    as applicable)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Founding Funds         Seeks capital appreciation, with          Franklin Templeton Services, LLC
VARIABLE INSURANCE  Allocation VIP Fund -- Class 2  income as a secondary goal. Under         (the fund's administrator)
PRODUCTS TRUST      Shares                          normal market conditions, the fund
                                                    invests equal portions in Class 1 shares
                                                    of Franklin Income VIP Fund;
                                                    Franklin Mutual Shares VIP Fund; and
                                                    Templeton Growth VIP Fund.
                    -----------------------------------------------------------------------------------------------------------
                    Franklin Income VIP Fund --     Seeks to maximize income while            Franklin Advisers, Inc.
                    Class 2 Shares                  maintaining prospects for capital
                                                    appreciation. The fund normally
                                                    invests in both equity and debt
                                                    securities.
                    -----------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.313.5282

                                or by writing:

 Genworth Life Insurance Company of New York 6610 West Broad Street Richmond,
                                Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

II. Notice of Update to Asset Allocation Models Effective After the Close of Business on April 21, 2017

The Asset Allocation Models available in your contract will be updated effective after the close of business on April 21, 2017.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                        Current through April 21, 2017

                                                               Portfolios                                   Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Janus Aspen Forty Portfolio -- Service Shares                                    1%      2%
                              ----------------------------------------------------------------------------------------------
                              BlackRock Basic Value V.I. Fund -- Class III Shares                              2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Comstock Fund -- Series II shares                                   2%      4%
                              ----------------------------------------------------------------------------------------------
                              Invesco V.I. Core Equity Fund -- Series I shares                                 3%      6%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Oppenheimer Main Street Fund/VA -- Service Shares                                3%      7%
                              ----------------------------------------------------------------------------------------------
                              Fidelity VIP Mid Cap Portfolio -- Service Class 2                                2%      4%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  1%      2%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                       0%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                      2%      4%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                 1%      1%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                1%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 28%     21%
----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 28%     21%
                              ----------------------------------------------------------------------------------------------
                              PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  4%      3%
----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                        8%      6%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    5%      4%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                         3%      2%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          3%      4%      5%
-----------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                    3%      3%      4%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                              5%      7%      8%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund -- Series II shares                                   6%      8%     10%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                 9%     12%     16%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                               10%     13%     17%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                5%      7%      9%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  3%      5%      5%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                     3%      4%      5%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                       2%      4%      4%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                      7%      9%     11%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                 2%      2%      3%
-----------------------------------------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                2%      2%      3%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     2%      1%      0%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  2%      1%      0%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                        4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    2%      1%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                         2%      1%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                        Current through April 21, 2017

                     Core Asset Class                                                                     Fixed Income Asset
                      (20% to 80%)                             Specialty Asset Class (0% to 20%)          Class (20% to 60%)
---------------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio -- Class B            AB Global Thematic Growth Portfolio --   Fidelity VIP Investment
AB Growth and Income Portfolio -- Class B                    Class B                                  Grade Bond Portfolio --
BlackRock Basic Value V.I. Fund -- Class III Shares         AB International Value Portfolio --       Service Class 2
BlackRock Global Allocation V.I. Fund -- Class III Shares    Class B                                 PIMCO VIT Long-Term U.S.
Fidelity VIP Balanced Portfolio -- Service Class 2          AB Small Cap Growth Portfolio -- Class B  Government Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2     American Century VP Inflation             Administrative
Fidelity VIP Equity-Income Portfolio -- Service Class 2      Protection Fund -- Class II              Class Shares
Fidelity VIP Growth & Income Portfolio -- Service Class 2   BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Franklin Templeton VIP Franklin Mutual Shares VIP            -- Class III Shares                      Portfolio --
 Fund -- Class 2 Shares                                     Columbia Variable Portfolio -- Select     Administrative Class Shares
Franklin Templeton VIP Templeton Growth VIP Fund --          International Equity Fund -- Class 2    PIMCO VIT Total Return
 Class 2 Shares                                             Eaton Vance VT Floating-Rate Income Fund  Portfolio --
Invesco V.I. American Franchise Fund -- Series I shares     Federated High Income Bond Fund II --     Administrative Class Shares
Invesco V.I. Comstock Fund -- Series II shares               Service Shares
Invesco V.I. Core Equity Fund -- Series I shares            Federated Kaufmann Fund II -- Service
Invesco V.I. Equity and Income Fund -- Series II shares      Shares
Invesco V.I. International Growth Fund -- Series II shares  Fidelity VIP Dynamic Capital
Janus Aspen Balanced Portfolio -- Service Shares             Appreciation Portfolio -- Service
MFS(R) Total Return Series -- Service Class Shares           Class 2
Oppenheimer Capital Appreciation Fund/VA --                 Fidelity VIP Growth Portfolio --
 Service Shares                                              Service Class 2
Oppenheimer Conservative Balanced Fund/VA --                Fidelity VIP Growth Opportunities
 Service Shares                                              Portfolio -- Service Class 2
Oppenheimer Global Fund/VA -- Service Shares                Fidelity VIP Mid Cap Portfolio --
Oppenheimer Main Street Fund/VA -- Service Shares            Service Class 2
State Street Core Value Equity V.I.S. Fund --               Fidelity VIP Value Strategies Portfolio
 Class 1 Shares                                              -- Service Class 2
State Street Total Return V.I.S. Fund -- Class 3 Shares     Janus Aspen Forty Portfolio -- Service
State Street U.S. Equity V.I.S. Fund -- Class 1 Shares       Shares
Variable Portfolio -- Loomis Sayles Growth Fund --          MFS(R) Utilities Series -- Service
 Class 1                                                     Class Shares
                                                            Oppenheimer Main Street Small Cap
                                                             Fund(R)/VA -- Service Shares
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio --
                                                             Class II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            State Street Real Estate Securities
                                                             V.IS. Fund -- Class 1 Shares
                                                            State Street Small-Cap Equity V.I.S.
                                                             Fund -- Class 1 Shares
                                                            Wells Fargo VT Omega Growth Fund --
                                                             Class 2

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on April 21, 2017

                                                               Portfolios                                   Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2                        2%      4%
                              ----------------------------------------------------------------------------------------------
                              Variable Portfolio Loomis Sayles Growth Fund -- Class 1                          1%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares                              1%      2%
                              ----------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                                 3%      6%
                              ----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                3%      7%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2                                2%      4%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  1%      2%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                       2%      3%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                      1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                 1%      2%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                1%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 27%     20%
                              ----------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 27%     20%
----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  4%      3%
----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                        8%      6%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    5%      4%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                         5%      4%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2                        5%      7%      9%
-----------------------------------------------------------------------------------------------------
Variable Portfolio Loomis Sayles Growth Fund -- Class 1                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                              3%      4%      5%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2                          3%      4%      5%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                10%     13%     16%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                               10%     14%     17%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                5%      7%      9%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  3%      4%      5%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                     4%      5%      6%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                       4%      5%      7%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                 3%      4%      5%
-----------------------------------------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                2%      2%      3%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     2%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 14%      5%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 14%      5%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  2%      2%      0%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                        4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    2%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                         2%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

            Effective after the close of business on April 21, 2017


                                                                                  Fixed Income Asset Class (20%
     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)               to 60%)
---------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment
 -- Class B                               Class B                                  Grade Bond Portfolio --
AB Growth and Income Portfolio --        AB International Value Portfolio --       Service Class 2
 Class B                                  Class B                                 PIMCO VIT Long-Term U.S.
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Government Portfolio --
 Class III Shares                        American Century VP Inflation             Administrative
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Class Shares
 -- Class III Shares                     BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Balanced Portfolio --        -- Class III Shares                      Portfolio --
 Service Class 2                         Columbia Variable Portfolio -- Select     Administrative Class Shares
Fidelity VIP Contrafund(R) Portfolio --   International Equity Fund -- Class 2    PIMCO VIT Total Return
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund  Portfolio --
Fidelity VIP Equity-Income Portfolio --  Federated High Income Bond Fund II --     Administrative Class Shares
 Service Class 2                          Service Shares
Fidelity VIP Growth & Income Portfolio   Federated Kaufmann Fund II -- Service
 -- Service Class 2                       Shares
Franklin Templeton VIP Franklin Mutual   Fidelity VIP Dynamic Capital
 Shares VIP Fund -- Class 2 Shares        Appreciation Portfolio -- Service
Franklin Templeton VIP Templeton Growth   Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Portfolio --
Invesco V.I. American Franchise Fund --   Service Class 2
 Series I shares                         Fidelity VIP Growth Opportunities
Invesco V.I. Comstock Fund -- Series II   Portfolio -- Service Class 2
 shares                                  Fidelity VIP Mid Cap Portfolio --
Invesco V.I. Core Equity Fund -- Series   Service Class 2
 I shares                                Fidelity VIP Value Strategies Portfolio
Invesco V.I. Equity and Income Fund --    -- Service Class 2
 Series II shares                        Janus Aspen Forty Portfolio -- Service
Invesco V.I. International Growth Fund    Shares
 -- Series II shares                     MFS(R) Utilities Series -- Service
Janus Aspen Balanced Portfolio --         Class Shares
 Service Shares                          Oppenheimer Main Street Small Cap
MFS(R) Total Return Series -- Service     Fund(R)/VA -- Service Shares
 Class Shares                            PIMCO VIT All Asset Portfolio --
Oppenheimer Capital Appreciation          Advisor Class Shares
 Fund/VA -- Service Shares               PIMCO VIT High Yield Portfolio --
Oppenheimer Conservative Balanced         Administrative Class Shares
 Fund/VA -- Service Shares               Prudential Jennison Portfolio --
Oppenheimer Global Fund/VA -- Service     Class II Shares
 Shares                                  Prudential Jennison 20/20 Focus
Oppenheimer Main Street Fund/VA --        Portfolio -- Class II Shares
 Service Shares                          Prudential Natural Resources Portfolio
State Street Total Return V.I.S. Fund     -- Class II Shares
 -- Class 3 Shares                       State Street Real Estate Securities V I
State Street U.S. Equity V.I.S. Fund --   S. Fund -- Class 1 Shares
 Class 1 Shares                          State Street Small-Cap Equity V I S.
Variable Portfolio -- Loomis Sayles       Fund -- Class 1 Shares
 Growth Fund -- Class 1                  Wells Fargo VT Omega Growth Fund --
                                          Class 2

If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below), you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or to one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that as a result of the pending liquidation of the State Street Core Value Equity V.I.S. Fund (the "Portfolio"), changes are being made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. In this case, shares of the Portfolio will be unavailable in the Model after April 21, 2017. If we do not receive new allocation instructions from a contract owner invested in the Portfolio under the Model before the affected Portfolio is liquidated, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

If you did not elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark, Inc. ("AssetMark"), your investment adviser for purposes of the Asset Allocation Program, and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.